SCHEDULE OF RECONCILIATION OF INCOME TAXES PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Loss before income tax	$ (3,122,592)	$ (6,083,379)	$ (6,951,698)
Computed income tax benefit with statutory income tax rate	(686,970)	(1,338,343)	(1,737,925)
Effect of tax holiday and preferential tax rate			16,759
Effect of tax exemption for unrecovered expenditures on TAC/KSO operations	220,486	835,085	520,007
Effect of tax rates adjustment		(48,370)
Change in valuation allowance	74,666	132,883	6,308
Total income tax provision
Other Jurisdictions [Member]
Operating Loss Carryforwards [Line Items]
Effect of different tax rates for the TAC/KSO operations	418,276	518,955	1,281,519
TAC and KSO operations [Member]
Operating Loss Carryforwards [Line Items]
Effect of different tax rates for the TAC/KSO operations	$ (26,458)	$ (100,210)	$ (86,668)